Pension Plans (Tables) (Pension Plan, Defined Benefit)	12 Months Ended
May 31, 2014
Pension Plan, Defined Benefit
Changes in Benefit Obligations and Plan Assets

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2014 and 2013, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2014	2013	2014	2013
Benefit obligation at beginning of year	$402,686	$385,013	$185,993	$175,338
Service cost	27,056	25,950	4,375	4,337
Interest cost	18,039	16,240	7,382	7,246
Benefits paid	(17,683)	(16,503)	(5,482)	(8,761)
Participant contributions			831	929
Plan amendments			384
Actuarial (gains)/losses	46,492	(8,014)	6,348	9,820
Settlements/Curtailments				(3,874)
Premiums paid			(138)	(127)
Currency exchange rate changes			2,475	1,085

Benefit Obligation at End of Year	$476,590	$402,686	$202,168	$185,993

Fair value of plan assets at beginning of year	$241,960	$198,208	$155,056	$137,318
Actual return on plan assets	30,547	35,708	17,432	15,859
Employer contributions	27,289	24,547	8,111	9,422
Participant contributions			831	929
Benefits paid	(17,683)	(16,503)	(5,482)	(8,761)
Premiums paid			(138)	(127)
Currency exchange rate changes			1,269	416

Fair Value of Plan Assets at End of Year	$282,113	$241,960	$177,079	$155,056

(Deficit) of plan assets versus benefit obligations at end of year	$(194,477)	$(160,726)	$(25,089)	$(30,937)
Net Amount Recognized	$(194,477)	$(160,726)	$(25,089)	$(30,937)

Accumulated Benefit Obligation	$385,492	$340,742	$188,835	$173,586

Relationship between Plans Benefit Obligations and Assets

The following table summarizes the relationship between our plans’ benefit obligations and assets:

	U.S. Plans
	2014		2013
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$476,590	$282,113	$402,686	$241,960
Plans with accumulated benefit obligation in excess of plan assets	385,492	282,113	340,742	241,960

	Non-U.S. Plans
	2014		2013
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$105,327	$80,011	$185,993	$155,056
Plans with accumulated benefit obligation in excess of plan assets	103,734	80,011	94,423	70,642
Plans with assets in excess of projected benefit obligations	96,841	97,068
Plans with assets in excess of accumulated benefit obligations	85,101	97,068	79,163	84,414

Amounts in Accumulated Other Comprehensive Income (Loss) that have not yet been Recognized in Net Periodic Pension Cost, but will be Recognized in Consolidated Statements of Income

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2014 that have not yet been recognized in net periodic pension cost, but will be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2015:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(13,413)	$(1,947)
Prior service (costs)	$(294)	$(41)

Weighted-Average Actual and Target Allocation of Plan Assets

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation as of May 31, 2014	Actual Asset Allocation
(Dollars in millions)		2014	2013
Equity securities	55%	$193.8	$146.2
Fixed income securities	25%	81.5	74.1
Cash		5.9	3.9
Other	20%	0.9	17.8

Total assets	100%	$282.1	$242.0

	Non-U.S. Plans
	Target Allocation as of May 31, 2014	Actual Asset Allocation
(Dollars in millions)		2014	2013
Equity securities	42%	$84.0	$81.8
Fixed income securities	51%	63.9	46.7
Cash	1%	0.5	0.2
Property and other	6%	28.7	26.3

Total assets	100%	$177.1	$155.0

Pension Plan Assets Categorized using Fair Value Hierarchy

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2014 and 2013:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
U.S. Treasury and other government	$—	$11,203	$—	$11,203
State and municipal bonds		456		456
Foreign bonds		1,264		1,264
Mortgage-backed securities		7,255		7,255
Corporate bonds		17,254		17,254
Stocks - large cap	34,442			34,442
Stocks - mid cap	18,183			18,183
Stocks - small cap	12,145			12,145
Stocks - international	2,525			2,525
Mutual funds - equity		126,513		126,513
Mutual funds - fixed		44,094		44,094
Cash and cash equivalents	5,869			5,869
Limited partnerships			910	910

Total	$73,164	$208,039	$910	$282,113

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
Pooled equities	$—	$82,534	$—	$82,534
Pooled fixed income		63,657		63,657
Foreign bonds		210		210
Insurance contracts			28,658	28,658
Mutual funds		1,448		1,448
Cash and cash equivalents	572			572

Total	$572	$147,849	$28,658	$177,079

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
U.S. Treasury and other government	$—	$10,288	$—	$10,288
State and municipal bonds		455		455
Foreign bonds		2,342		2,342
Mortgage-backed securities		7,332		7,332
Corporate bonds		14,550		14,550
Stocks - large cap	26,443			26,443
Stocks - mid cap	15,423			15,423
Stocks - small cap	11,451			11,451
Stocks - international	2,643			2,643
Mutual funds - equity		90,260		90,260
Mutual funds - fixed		39,080		39,080
Cash and cash equivalents	3,848			3,848
Limited partnerships			1,159	1,159
Common/collective trusts			16,686	16,686

Total	$59,808	$164,307	$17,845	$241,960

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Pooled equities	$—	$80,550	$—	$80,550
Pooled fixed income		46,428		46,428
Foreign bonds		261		261
Insurance contracts			26,313	26,313
Mutual funds		1,289		1,289
Cash and cash equivalents	215			215

Total	$215	$128,528	$26,313	$155,056

Activity that Occurred for Level Three Assets

The following table includes the activity that occurred during the years ended May 31, 2014 and 2013 for our Level 3 assets:

		Actual Return on Plan Assets For:
(In thousands)	Balance at Beginning of Period	Assets Still Held at Reporting Date	Assets Sold During Year	Purchases, Sales and Settlements, net (1)	Balance at End of Period
Year ended May 31, 2014	$44,158	564	47	(15,201)	$29,568
Year ended May 31, 2013	43,569	1,283	924	(1,618)	44,158

(1)	Includes the impact of exchange rate changes during the year.